RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	Mar. 31, 2021	Oct. 30, 2020	Sep. 11, 2020
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 300,000
Repayment of promissory note - related party		$ 300,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month	$ 10,000